Restatement of Previously Issued Financial Statements (Details) - USD ($)	2 Months Ended
	Feb. 12, 2021	Sep. 30, 2021
Restatement Of Previously Filed Balance Sheet (Details) [Line Items]
Net tangible assets	$ 5,000,001	$ 5,000,001
Initial Public Offering [Member]
Restatement Of Previously Filed Balance Sheet (Details) [Line Items]
Redeemable warrants	8,625,000
Private Placement Warrants [Member]
Restatement Of Previously Filed Balance Sheet (Details) [Line Items]
Redeemable warrants	$ 6,266,667